Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Sep. 30, 2023
Schedule of Estimated Useful Lives [Abstract]
Property and equipment, useful lives	3 years
Property and equipment, useful lives	Shorter of lease terms and estimated useful lives